Basis of Preparation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Basis of preparation [Line Item]
Property, plant and equipment	$ 159,265		$ 157,383	$ 176,650
Borrowing rate at the date of initial application	6.0033%	6.06%
Right-of-use assets [member]
Basis of preparation [Line Item]
Property, plant and equipment	$ 21,588	$ 26,575
Increase decrease due to application of IFRS16 leases [member]
Basis of preparation [Line Item]
Settlement of lease liabilities	$ 5,207